Investment in joint venture - Disclosure of Assets and liabilities of joint venture (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 53,521	$ 62,151	$ 31,109
Receivables	55	186
Prepaid expenses and deposits	766	529
Total current assets	61,668	65,541
Non-current assets	74,528	138,049
Total assets	136,196	203,590
Current liabilities [abstract]
Trade and other current payables	2,536	3,524
Lease liability	107	94
Current liabilities	2,643	3,618
Non-current liabilities [abstract]
Lease liability	312	421
Long-term incentive plan liability	478	668
Non-current liabilities	790	1,089
Total liabilities	3,433	4,707
Equity	132,763	198,883	141,257
Total liabilities and equity	136,196	203,590
Asanko Gold Mine (AGM) [Member]
Current assets
Cash and cash equivalents	49,211	64,254	$ 43,758
Receivables	14,285	10,820
Inventories	75,696	81,675
Prepaid expenses and deposits	2,944	4,909
VAT receivable	6,296	8,911
Total current assets	148,432	170,569
Non-current assets	145,888	280,769
Total assets	294,320	451,338
Current liabilities [abstract]
Trade and other current payables	57,948	73,102
Revolving credit facility	0	30,000
Lease liability	10,025	5,608
Asset retirement provisions	0	1,025
Current liabilities	67,973	109,735
Non-current liabilities [abstract]
Lease liability	467	113
Long-term incentive plan liability	98	596
Asset retirement provisions	81,028	71,668
Non-current liabilities	81,593	72,377
Total liabilities	149,566	182,112
Equity	144,754	269,226
Total liabilities and equity	$ 294,320	$ 451,338